Income Taxes (Details) - Schedule of Components of Income Tax (Benefit) Net from Continuing Operations - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Components of Income Tax (Benefit) Net from Continuing Operations [Abstract]
Current		$ 8,099
Deferred	(79,488)	(49,375)
Total income tax benefit, net	$ (79,488)	$ (41,276)